Note 4 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31,
	2020	2019
Employee and non-employee stock options	2,137,499	1,744,811
Restricted stock units	11,500	-
Common stock issuable under common stock purchase warrants	6,556,468	3,422,099
	8,705,467	5,166,910